Income Taxes - Schedule of Income Tax Expense (Details) - VEON Holdings B.V. [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Tax Expense [Line Items]
Current year	$ (64)	$ (67)
Total current income taxes	(64)	(67)
Movement of temporary differences and losses		2
Total deferred tax benefit		2
Income tax expense	$ (64)	$ (65)